Note 3 - Net Loss Per Common Stock Share-10Q (Details Textual) - USD ($)				1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 28, 2024	Jul. 18, 2023	Apr. 02, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Exchange Agreement, Senior Secured Convertible Promissory Note for Preferred Shares [Member]
Debt Conversion, Original Debt, Amount	$ 8,000,000	$ 6,000,000	$ 8,000,000		$ 7,200,000	$ 8,000,000	$ 2,400,000	$ 17,600,000	$ 14,000,000	$ 14,000,000	$ 0
Debt Conversion, Converted Instrument, Shares Issued (in shares)		6,000	8,000		8,837.58	8,000	2,997			14,000
Debt Conversion, Original Accrued Interest, Amount					$ 1,630,000		$ 590,000
Debt Conversion, Original Debt and Accrued Interest, Amount				$ 3,000,000	$ 8,800,000		$ 3,000,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)								56,239		59,632
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)								15,416		15,416